Contingencies, Commitments and Guarantees - Summary of Future Aggregate Minimum Lease Payments under Non-Cancellable Operating Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 1,295
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	238
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	207
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	167
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	138
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	89
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 456